Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Current assets:
Cash	$ 2,078,535	$ 2,351,887	$ 9,070,975
Accounts receivable			20,000
Stock subscription receivable			4,280,149
Prepaid and other current assets	1,095,976	3,326,607	1,793,109
Total current assets	3,174,511	5,678,494	15,164,233
Property and equipment, net	16,440,919	16,958,553	17,759,938
Restricted cash		216,086	213,663
Deferred offering costs			960,563
Other assets	830,887	852,801	910,224
Total assets	20,446,317	23,705,934	35,008,621
Current liabilities:
Senior secured notes	4,933,661
Current portion of debt	110,394	586,454	742,646
Current portion of capital lease obligations	1,014,563	977,248	862,849
Current portion of stockholder notes	4,612,500	4,612,500	14,214,196
Accounts payable	11,049,027	5,071,520	11,563,055
Accrued expenses	7,342,102	6,121,942	5,924,648
Income taxes payable	1,854,629	1,854,629	1,754,629
Deferred revenue	1,212,561	1,212,561	1,979,576
Total current liabilities	32,129,437	20,436,854	37,041,599
Long-term debt	191,236	2,233,803	2,922,764
Capital lease obligations	113,082	320,737	1,219,373
Warrant liability	4,128,727
Stockholder notes			2,000,000
Deferred revenue	4,850,244	5,153,384	6,365,945
Stock-based compensation liability			12,726,722
Other liabilities	865,526	761,334	284,710
Total liabilities	42,278,252	28,906,112	62,561,113
Commitments (Note 9)
Redeemable preferred stock, common stock and noncontrolling interests:
Redeemable common stock - 1,739,130 shares issued and outstanding at September 30, 2015			15,426,673
Redeemable noncontrolling interests			1,703,777
Total redeemable preferred stock, common stock and noncontrolling interests			27,321,311
Stockholders' equity (deficit):
Series A preferred stock, par value $0.01 per share: 10,000,000 shares authorized, no shares issued and outstanding
Common stock value	235,881	228,028	39,844,900
Additional paid-in capital	144,424,554	141,965,342
Accumulated deficit	(166,492,370)	(147,393,548)	(94,064,286)
Total Oncobiologics, Inc. stockholders' equity (deficit)	(21,831,935)	(5,200,178)	(54,219,386)
Noncontrolling interests			(654,417)
Total stockholders' equity (deficit)		(5,200,178)	(54,873,803)
Total liabilities, redeemable preferred stock, common stock, noncontrolling interests and stockholders' equity (deficit)	20,446,317	23,705,934	35,008,621
Series A redeemable preferred stock
Redeemable preferred stock, common stock and noncontrolling interests:
Redeemable preferred stock			5,072,653
Series B redeemable preferred stock
Redeemable preferred stock, common stock and noncontrolling interests:
Redeemable preferred stock			$ 5,118,208
Common stock repurchase note
Stockholders' equity (deficit):
Total Oncobiologics, Inc. stockholders' equity (deficit)	$ 235,881	$ 228,028